EQUITY METHOD INVESTMENT, NET (Tables)	12 Months Ended
Mar. 31, 2025
EQUITY METHOD INVESTMENT, NET [Abstract]
Consolidated Statements of Operations and Financial Conditions
Below is a table showing the summary from the consolidated statements of operations and financial conditions for Lefeng:

	For the years ended March 31,
	2025	2024	2023
Revenue	$59,107	$—	$—
Operating loss	$1,051,936	$43,581	$—
Net loss	$1,051,375	$43,580	$—

	As of March 31,
	2025	2024
Assets	$760,346	$1,227,852
Liabilities	$474,830	$6,376
Shareholders’ Equity	$285,516	$1,221,476